S000080158 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Western Asset Long Credit VIT | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.59%	0.40%